Lease (Details) - Schedule of Maturity Analysis of Operating Leases Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Analysis of Operating Leases Liabilities [Abstract]
2024	$ 120,824
2025	97,541
2026	24,573
Total future undiscounted cash flow	242,938
Less: Discount on operating lease liabilities	(18,221)
Present value of operating lease liabilities	224,717
Less: Current portion of operating lease liabilities	(125,232)	$ (310,548)
Non-current portion of operating lease liabilities	$ 99,485	$ 30,784